DEBT (Tables) - Intermex Holdings, Inc. and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2017
DEBT [Abstract]
Debt Instruments
Debt at December 31 consisted of the following:

	Successor Company 2017	Predecessor Company 2016
Revolving credit facility	$20,000,000	$10,000,000
Term loan	95,787,500	70,000,000
	115,787,500	80,000,000
Less: Current portion of long term debt(1)	(3,913,436)	(849,809)
Less: Debt issuance costs	(4,347,602)	(1,967,380)
	$107,526,462	$77,182,811

(1)	Current portion of long term debt is net of debt issuance costs of $936,564 at December 31, 2017 of the Successor period and $462,691 at December 31, 2016 of the Predecessor period.

Annual Maturities of Term Loan	The scheduled annual maturities of the term loan at December 31, 2017 of the Successor period are as follows:
2018	$4,850,000
2019	6,062,500
2020	9,700,000
2021	9,700,000
2022	65,475,000
$95,787,500